Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
Cost at beginning balance	$ 8,951	$ 5,150
Additions	912	3,801
Cost at ending balance	9,863	8,951
Accumulated amortization
Accumulated amortization at beginning balance	5,251	5,117
Amortization	573	134
Accumulated amortization at ending balance	5,824	5,251
Net book value of accumulated amortization	4,039	3,700
Systems software [Member]
Cost
Cost at beginning balance	5,150	5,150
Additions
Cost at ending balance	5,150	5,150
Accumulated amortization
Accumulated amortization at beginning balance	5,138	5,117
Amortization	12	21
Accumulated amortization at ending balance	5,150	5,138
Net book value of accumulated amortization		12
Access Rights to Electricity [Member]
Cost
Cost at beginning balance	3,801
Additions	912	3,801
Cost at ending balance	4,713	3,801
Accumulated amortization
Accumulated amortization at beginning balance	113
Amortization	561	113
Accumulated amortization at ending balance	674	113
Net book value of accumulated amortization	$ 4,039	$ 3,688